Financial Instruments with Off-Balance Sheet Risk (Summary of Financial Instrument Commitments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments to Grant Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	$ 56,095	$ 42,619
Unfunded Commitments Under Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	3,889	4,661
Outstanding Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	$ 2,300	$ 2,586